Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
June 30, 2022
AFF35-NPRT1-0822
1.818365.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 7/21/22 to 9/29/22 (b) (Cost $1,575,441)	1,580,000	1,575,485

Domestic Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,566,913	134,199,798
Fidelity Advisor Series Growth Opportunities Fund (c)	10,233,089	91,790,811
Fidelity Advisor Series Small Cap Fund (c)	5,498,994	58,674,270
Fidelity Series All-Sector Equity Fund (c)	6,032,246	53,686,991
Fidelity Series Commodity Strategy Fund (c)	7,445,944	35,963,912
Fidelity Series Large Cap Stock Fund (c)	12,679,080	207,556,548
Fidelity Series Large Cap Value Index Fund (c)	1,664,905	22,442,921
Fidelity Series Opportunistic Insights Fund (c)	8,360,696	122,400,589
Fidelity Series Small Cap Opportunities Fund (c)	6,272,306	70,877,057
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,090,903	132,314,478
Fidelity Series Value Discovery Fund (c)	9,305,215	135,670,041
TOTAL DOMESTIC EQUITY FUNDS (Cost $950,655,906)		1,065,577,416

International Equity Funds - 36.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,053,975	67,420,025
Fidelity Series Emerging Markets Fund (c)	4,024,242	33,159,752
Fidelity Series Emerging Markets Opportunities Fund (c)	18,234,143	298,310,574
Fidelity Series International Growth Fund (c)	11,557,005	161,682,496
Fidelity Series International Small Cap Fund (c)	2,860,139	42,902,079
Fidelity Series International Value Fund (c)	16,608,961	159,279,940
Fidelity Series Overseas Fund (c)	15,441,174	161,360,271
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $884,170,290)		924,115,137

Bond Funds - 21.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	295,571	2,541,910
Fidelity Series Emerging Markets Debt Fund (c)	1,774,384	12,917,516
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	530,428	4,402,554
Fidelity Series Floating Rate High Income Fund (c)	294,091	2,546,827
Fidelity Series High Income Fund (c)	1,697,818	13,701,393
Fidelity Series International Credit Fund (c)	146,392	1,212,125
Fidelity Series International Developed Markets Bond Index Fund (c)	6,627,655	58,522,191
Fidelity Series Investment Grade Bond Fund (c)	28,467,027	292,641,037
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,183,645	147,743,073
Fidelity Series Real Estate Income Fund (c)	798,874	8,268,344
TOTAL BOND FUNDS (Cost $624,001,850)		544,496,970

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $2,788,012)	2,787,501	2,788,059

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,463,191,499)	2,538,553,067
NET OTHER ASSETS (LIABILITIES) - 0.0%	69,183
NET ASSETS - 100.0%	2,538,622,250

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	92	Sep 2022	8,540,360	23,119	23,119
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	107	Sep 2022	5,364,445	309	309

TOTAL EQUITY INDEX CONTRACTS					23,428

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	430	Sep 2022	50,968,438	(72,338)	(72,338)

TOTAL PURCHASED					(48,910)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Sep 2022	8,147,425	(76,474)	(76,474)

TOTAL FUTURES CONTRACTS					(125,384)
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,575,485.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	2,329,769	6,923,841	6,465,551	4,258	-	-	2,788,059	0.0%
Total	2,329,769	6,923,841	6,465,551	4,258	-	-	2,788,059

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,955,626	9,664,706	2,497,724	-	(182,944)	(27,739,866)	134,199,798
Fidelity Advisor Series Growth Opportunities Fund	106,276,427	16,642,306	1,454,595	-	(72,945)	(29,600,382)	91,790,811
Fidelity Advisor Series Small Cap Fund	70,335,305	2,211,061	1,352,991	-	(161,562)	(12,357,543)	58,674,270
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,943,906	33,131	133,728	-	(10,044)	(291,355)	2,541,910
Fidelity Series All-Sector Equity Fund	66,465,075	732,177	1,932,812	-	(416,088)	(11,161,361)	53,686,991
Fidelity Series Canada Fund	82,926,364	928,461	4,988,722	-	(132,527)	(11,313,551)	67,420,025
Fidelity Series Commodity Strategy Fund	44,072,423	489,820	6,773,840	-	799,240	(2,623,731)	35,963,912
Fidelity Series Emerging Markets Debt Fund	14,487,192	395,102	258,793	178,662	(6,839)	(1,699,146)	12,917,516
Fidelity Series Emerging Markets Debt Local Currency Fund	4,911,448	56,322	178,793	-	(28,880)	(357,543)	4,402,554
Fidelity Series Emerging Markets Fund	37,314,196	904,526	862,801	-	(120,928)	(4,075,241)	33,159,752
Fidelity Series Emerging Markets Opportunities Fund	336,289,152	8,390,299	9,160,114	-	(1,630,735)	(35,578,028)	298,310,574
Fidelity Series Floating Rate High Income Fund	2,968,808	64,750	324,923	31,618	(31,762)	(130,046)	2,546,827
Fidelity Series High Income Fund	17,837,167	403,450	2,673,616	220,637	(297,590)	(1,568,018)	13,701,393
Fidelity Series International Credit Fund	1,347,087	8,438	-	8,437	-	(143,400)	1,212,125
Fidelity Series International Developed Markets Bond Index Fund	49,445,166	12,971,582	995,041	30,556	(43,281)	(2,856,235)	58,522,191
Fidelity Series International Growth Fund	189,699,394	7,260,372	5,282,252	-	(1,008,812)	(28,986,206)	161,682,496
Fidelity Series International Small Cap Fund	52,175,215	584,643	1,306,953	-	(334,688)	(8,216,138)	42,902,079
Fidelity Series International Value Fund	191,587,475	3,078,013	11,281,798	-	(397,450)	(23,706,300)	159,279,940
Fidelity Series Investment Grade Bond Fund	349,692,135	5,842,505	43,276,348	2,097,059	(3,458,667)	(16,158,588)	292,641,037
Fidelity Series Large Cap Stock Fund	243,838,851	5,857,685	8,770,164	-	1,236,468	(34,606,292)	207,556,548
Fidelity Series Large Cap Value Index Fund	26,373,112	292,823	1,036,811	-	222,882	(3,409,085)	22,442,921
Fidelity Series Long-Term Treasury Bond Index Fund	157,411,797	17,540,798	7,004,021	929,941	(1,805,444)	(18,400,057)	147,743,073
Fidelity Series Opportunistic Insights Fund	143,210,611	10,107,168	1,942,445	-	(187,945)	(28,786,800)	122,400,589
Fidelity Series Overseas Fund	190,746,630	6,707,115	2,869,503	-	(243,945)	(32,980,026)	161,360,271
Fidelity Series Real Estate Income Fund	10,601,801	210,494	1,637,903	144,771	(47,731)	(858,317)	8,268,344
Fidelity Series Small Cap Opportunities Fund	86,839,117	944,142	2,157,264	-	(214,528)	(14,534,410)	70,877,057
Fidelity Series Stock Selector Large Cap Value Fund	155,630,044	3,621,329	8,856,489	-	(231,010)	(17,849,396)	132,314,478
Fidelity Series Value Discovery Fund	158,522,424	1,763,987	11,004,254	-	1,645,801	(15,257,917)	135,670,041
	2,948,903,948	117,707,205	140,014,698	3,641,681	(7,161,954)	(385,244,978)	2,534,189,523

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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